Share Capital - Common Shares Issued and Outstanding (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2019 CAD ($) shares	Aug. 14, 2019 shares
Reconciliation of number of shares outstanding [abstract]
Stock options exercised (in shares)	631,000	772,000
Payments to acquire or redeem entity's shares | $	$ 200	$ 592
Common shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding, beginning of year (in shares)	587,800,000	598,500,000
Stock options exercised (in shares)	800,000	800,000
Common shares purchased for cancellation (in shares)	(3,500,000)	(11,500,000)
Number of shares outstanding, end of year (in shares)	585,100,000	587,800,000
Balance, beginning of year | $	$ 8,289	$ 8,419
Stock options exercised | $	23	28
Common shares purchased for cancellation | $	(50)	(158)
Balance, end of year | $	$ 8,262	$ 8,289
Number of shares authorized for purchase and cancellation (in shares)			15,000,000
Third-Party Share Repurchase Program | Common shares
Reconciliation of number of shares outstanding [abstract]
Common shares purchased for cancellation (in shares)		1,100,000
2019 NCIB | Common shares
Reconciliation of number of shares outstanding [abstract]
Common shares purchased for cancellation (in shares)	(3,500,000)
Purchase and cancellation of treasury shares (cad per share) | $ / shares	$ 56.86
Payments to acquire or redeem entity's shares | $	$ 200